INTANGIBLE ASSETS, NET (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major components of intangible assets [Abstract]
Average Amortization Period			13 years		13 years	13 years
Cost	$ 259,219,000		$ 259,219,000		$ 259,075,000	$ 258,203,000
Accumulated Amortization	(158,126,000)		(158,126,000)		(137,927,000)	(111,238,000)
Net Carrying Value	101,093,000		101,093,000		121,148,000	146,965,000
Amortization of intangible assets	6,738,000	6,667,000	20,199,000	20,020,000	26,689,000	27,099,000	19,651,000
Estimated future amortization [Abstract]
2012					26,875,000
2013	16,732,000		16,732,000		16,723,000
2014	15,353,000		15,353,000		15,344,000
2015	14,827,000		14,827,000		14,818,000
2016	14,240,000		14,240,000		14,231,000
Increased amortization expense					7,400,000	7,400,000
Patents [Member]
Major components of intangible assets [Abstract]
Average Amortization Period			14 years		14 years	14 years
Cost	12,770,000		12,770,000		12,770,000	12,770,000
Accumulated Amortization	(8,074,000)		(8,074,000)		(7,361,000)	(6,418,000)
Net Carrying Value	4,696,000		4,696,000		5,409,000	6,352,000
Trademarks/Tradenames [Member]
Major components of intangible assets [Abstract]
Average Amortization Period			11 years		11 years	11 years
Cost	85,644,000		85,644,000		85,644,000	85,644,000
Accumulated Amortization	(58,358,000)		(58,358,000)		(48,296,000)	(34,885,000)
Net Carrying Value	27,286,000		27,286,000		37,348,000	50,759,000
Customer relationships [Member]
Major components of intangible assets [Abstract]
Average Amortization Period			13 years		13 years	13 years
Cost	158,158,000		158,158,000		158,158,000	158,158,000
Accumulated Amortization	(89,980,000)		(89,980,000)		(80,851,000)	(68,651,000)
Net Carrying Value	68,178,000		68,178,000		77,307,000	89,507,000
Other [Member]
Major components of intangible assets [Abstract]
Cost	2,647,000		2,647,000		2,503,000	1,631,000
Accumulated Amortization	(1,714,000)		(1,714,000)		(1,419,000)	(1,284,000)
Net Carrying Value	$ 933,000		$ 933,000		$ 1,084,000	$ 347,000